CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Current assets:
Cash and cash equivalents	$ 1,410,339	$ 244,420
Short-term investments	323,134	305,499
Trade receivables	46,141	26,807
Current tax receivables	12,622	12,445
Prepaid expenses and other current assets	28,219	23,317
Total current assets	1,820,455	612,488
Non-current assets:
Property and equipment, net	51,656	41,173
Deferred tax assets	64,662	188,239
Goodwill	311,943	311,900
Intangible assets, net	63,577	120,789
Other non-current assets	112,221	9,269
Total non-current assets	604,059	671,370
Total assets	2,424,514	1,283,858
Current liabilities:
Trade and other payables	113,105	73,192
Current tax liabilities	172	2,207
Provisions	7,215	6,162
Deferred revenue	340,834	245,306
Total current liabilities	461,326	326,867
Non-current liabilities:
Deferred tax liabilities	12,051	43,950
Provisions	4,363	3,333
Deferred revenue	19,386	10,691
Exchangeable senior notes, net	819,637	0
Other non-current liabilities	214,985	4,969
Total non-current liabilities	1,070,422	62,943
Total liabilities	1,531,748	389,810
Equity
Share capital	23,531	22,726
Share premium	454,766	450,959
Other capital reserves	557,100	437,346
Other components of equity	(61)	6,246
Accumulated deficit	(142,570)	(23,229)
Total equity	892,766	894,048
Total liabilities and equity	$ 2,424,514	$ 1,283,858